Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Ambrus Core Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Ambrus Core Bond Fund
Class Name	Institutional Class
Trading Symbol	TTRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ambrus Core Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ambrusfunds.com/ambrus-core-bond-fund/ . You can also request this information by contacting us at (833) 996-2101.
Additional Information Phone Number	(833) 996-2101
Additional Information Website	https://www.ambrusfunds.com/ambrus-core-bond-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ambrus Core Bond Fund (Institutional Class / TTRBX)	$ 53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Over the trailing one-year, the Ambrus Core Bond Fund returned 10.20% versus its index (the Bloomberg Intermediate U.S. Government/Credit Bond Index) returning 9.45%, for outperformance of 0.75%. Outperformance was driven by positive attribution effects across asset allocation and security selection, with yield curve positioning slightly detracting from performance.
Top Contributors to Performance
  An overweight to credit-sensitive asset classes (including corporate bonds, preferreds, and taxable municipal bonds) contributed to performance, as benchmark investment-grade credit spreads compressed from a wide of +163 to a tight of +115 over the year
  Security selection within every sector of the corporate bond portfolio contributed to performance, as credit spreads for corporate bonds owned in the Fund compressed more than those in the benchmark
  The underweight to the energy and communication services sectors within corporate bonds contributed positively to performance
Top Detractors to Performance
  The Fund had a slight u
  nderwe
  ight to duration (on average throughout the year), which impacted performance as the benchmark 10-year treasury yield declined from a high of 4.99% to a low of 3.62%
  The overweight to the industrials and financials sectors within corporate bonds slightly detracted from performance

Performance Past Does Not Indicate Future [Text]	All returns represent past performance which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since inception
Institutional Class	10.20%	5.21% *
Bloomberg U.S. Aggregate Bond Index**	11.57%	4.08% ***
Bloomberg Intermediate U.S. Government/Credit Bond Index	9.45%	4.43% ***
*	The Ambrus Core Bond Fund commenced operations on September 6, 2022.
**	The Fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
***	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

Performance Inception Date	Sep. 06, 2022
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.ambrusfunds.com/ambrus-core-bond-fund/ for performance data current to the most recent month-end.
Net Assets	$ 350,779,508
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 973,392
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund

statistics that you should pay attention to.
Fund net assets	$ 350,779,508
Total number of portfolio holdings	136
Total advisory fee paid, net	$ 973,392
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation of Corporate Bonds
Financials	11.2%
Consumer Discretionary	7.5%
Industrials	5.3%
Technology	4.6%
Health Care	3.5%
Materials	2.3%
Consumer Staple Products	2.2%
Energy	2.1%
Utilities	2.0%
Communications	1.8%
Real Estate	1.7%
TOTAL	44.2%
Portfolio Composition

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Updated Prospectus Web Address	https://www.ambrusfunds.com/ambrus-core-bond-fund/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended September 30, 2024, there were no changes in and /or disagreements with Accountants.
Ambrus Tax-ConsciousNational Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Ambrus Tax-ConsciousCalifornia Bond Fund
Class Name	Institutional Class
Trading Symbol	TCCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ambrus Tax-Conscious California Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ambrusfunds.com/ambrus-tax-conscious-california-bond-fund/ . You can also request this information by contacting us at (833) 996-2101.
Additional Information Phone Number	(833) 996-2101
Additional Information Website	https://www.ambrusfunds.com/ambrus-tax-conscious-california-bond-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ambrus Tax-Conscious California Bond Fund (Institutional Class / TCCBX)	$ 52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Over the trailing one-year, the Ambrus Tax-Conscious California Bond Fund returned 8.00% versus its index (the Bloomberg California Municipal Inter-Short (1-10 Year) Index) returning 7.07%, for outperformance of 0.93%. Outperformance was driven by positive attribution effects from asset allocation, security selection, and yield curve positioning.
Top Contributors to Performance
  The overweight to duration benefited performance, as the benchmark 10-year treasury yield declined from a high of 4.99% to a low of 3.62%
  Within the municipal bond portfolio, positive security selection benefited performance, as the municipal bonds owned in the Fund outperformed those owned in the benchmark
  Within the municipal bond portfolio, the overweight to the housing and transportation sectors and underweight to the pre-refunded sector benefited Fund performance
  Fund performance benefited from positive asset allocation effects due to the overweight to treasury bonds, corporate bonds, and preferreds
  Fund performance also benefited from active management between asset classes, as the Fund was underweight municipal bonds and overweight corporate bonds from December 2023 to May 2024, followed by significantly increasing ex po
  sure to municipal bonds from May 2024 to September 2024
Top Detractors to Performance
  Within the municipal bond portfolio, the underweight to the gas pre-pay sector detracted from Fund performance

Performance Past Does Not Indicate Future [Text]	All returns represent past performance which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since inception
Institutional Class	8.00%	4.91% *
Bloomberg Municipal Bond Index**	10.37%	6.30% ***
Bloomberg California Municipal Inter-Short (1-10 Year) Index	7.07%	4.51% ***
*	The Ambrus Tax-Conscious California Bond Fund commenced operations on October 3, 2022.
**	The Fund has designated the Bloomberg Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
***	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

Performance Inception Date	Oct. 03, 2022
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.ambrusfunds.com/ambrus-tax-conscious-california-bond-fund/ for performance data current to the most recent month-end.
Net Assets	$ 295,889,367
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 771,004
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund

statistics that you should pay attention to.
Fund net assets	$ 295,889,367
Total number of portfolio holdings	262
Total advisory fee paid, net	$ 771,004
Portfolio turnover rate as of the end of the reporting period	39%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a sum
mar
y by state of the Municipal Bonds of the Fund as a percentage of net assets:
State Diversification
California	64.3%
Texas	2.4%
Connecticut	2.4%
Illinois	2.3%
Ohio	1.9%
Other (each less than 1.7%)	6.7%
TOTAL	80.0%

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Updated Prospectus Web Address	https://www.ambrusfunds.com/ambrus-tax-conscious-california-bond-fund/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended September 30, 2024, there were no changes in and/or disagreements with Accountants.
Ambrus Tax-Conscious National Bond Fund - Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Ambrus Tax-ConsciousNational Bond Fund
Class Name	Institutional Class
Trading Symbol	TCNBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ambrus Tax-Conscious National Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ambrusfunds.com/ambrus-tax-conscious-national-bond-fund/ . You can also request this information by contacting us at (833) 996-2101.
Additional Information Phone Number	(833) 996-2101
Additional Information Website	https://www.ambrusfunds.com/ambrus-tax-conscious-national-bond-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ambrus Tax-Conscious National Bond Fund (Institutional Class / TCNBX)	$ 52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Over the trailing one-year, the Ambrus Tax-Conscious National Bond Fund returned 8.45% versus its index (the Bloomberg Municipal Inter-Short (1-10 Year) Index) returning 7.18%, for outperformance of
1.27
%.
Top Contributors to Performance
  The active management of du
  ratio
  n benefited performance, as the Fund was overweight duration as interest rates declined from October 2023 to December 2023, underweight duration as rates increased through March 2024, and then overweight duration as rates declined from April 2024 to September 2024
  Within the municipal bond portfolio, positive security selection benefited performance, as the municipal bonds owned in the Fund outperformed those owned in the benchmark
  Fund performance benefitted from positive asset allocation effects due to the overweight to treasury bonds, corporate bonds, and preferreds
  Fund performance also benefited from active management between asset classes, as the Fund was underweight municipal bonds and overweight corporate bonds from December 2023 to May 2024, followed by significantly increasing exposure to municipal bonds from May 2024 to September 2024
Top Detractors to Performance
  Within the municipal bond portfolio, the underweight to the tobacco muni sector detracted from Fund performance
  Within the municipal bond portfolio, security selection within the housing, pre-refunded, and hospital sectors slightly detracted from performance

Performance Past Does Not Indicate Future [Text]	All returns represent past performance which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since inception
Institutional Class	8.45%	5.07% *
Bloomberg Municipal Bond Index**	10.37%	6.30% ***
Bloomberg Municipal Inter-Short (1-10 Year) Index	7.18%	4.56% ***
*	The Ambrus Tax-Conscious National Bond Fund commenced operations on October 3, 2022.
**	The Fund has designated the Bloomberg Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
***	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

Performance Inception Date	Oct. 03, 2022
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.ambrusfunds.com/ambrus-tax-conscious-national-bond-fund/ for performance data current to the most recent month-end.
Net Assets	$ 297,254,797
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 874,944
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund

statistics that you should pay attention to.
Fund net assets	$ 297,254,797
Total number of portfolio holdings	283
Total advisory fee paid, net	$ 874,944
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by state
of
the Municipal

Bonds of the Fund as a percentage of net assets:
State

Diversification
Texas	9.5%
New York	6.4%
Illinois	5.9%
Florida	5.3%
Pennsylvania	4.1%
Ohio	3.6%
Washington	3.2%
Michigan	3.0%
District of Columbia	2.8%
Connecticut	2.6%
Tennessee	2.6%
Colorado	2.2%
California	2.2%
Missouri	2.2%
New Hampshire	2.0%
Other (each less than 1.7%)	24.5%
TOTAL	82.1%

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Updated Prospectus Web Address	https://www.ambrusfunds.com/ambrus-tax-conscious-national-bond-fund/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended September 30, 2024, there were no changes in and/or disagreements with Accountants.